JPMORGAN TRUST II

270 Park Avenue

New York, New York 10017

January 31, 2012

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E

Washington, DC 20549

Attn: Vincent J. Di Stefano

Re:	JPMorgan Trust II (the “Trust”) on behalf of
the JPMorgan Equity Income Fund
File Nos. 811-4236 and 2-95973

Ladies and Gentlemen:

Pursuant to the requirements of Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that that the Prospectus for the JPMorgan Equity Income Fund Class R6 Shares does not differ from those contained in Post-Effective Amendment No. 146 (Amendment No. 147 under the 1940 Act) filed electronically on January 26, 2012.

If you have any questions or comments, please call the undersigned at (614) 248-7598.

Sincerely,

/s/ Elizabeth A. Davin
Elizabeth A. Davin
Assistant Secretary